UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)
As of November 30, 2016

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (26.8%)
	United States Treasury Bill	0.270%	12/8/16	35,471	35,470
	United States Treasury Bill	0.305%	12/15/16	1,500,000	1,499,910
	United States Treasury Bill	0.516%	2/16/17	1,000,000	999,050
	United States Treasury Bill	0.491%	3/2/17	2,000,000	1,997,580
	United States Treasury Bill	0.501%	3/23/17	1,500,000	1,497,690
	United States Treasury Bill	0.496%	4/13/17	990,000	988,099
	United States Treasury Bill	0.471%	4/20/17	750,000	748,410
	United States Treasury Bill	0.476%	4/27/17	750,000	748,313
	United States Treasury Bill	0.501%	5/4/17	750,000	748,155
	United States Treasury Bill	0.536%	5/11/17	500,000	498,725
	United States Treasury Bill	0.607%	5/25/17	1,500,000	1,495,770
2	United States Treasury Floating Rate Note	0.575%	1/31/17	1,557,300	1,557,705
2	United States Treasury Floating Rate Note	0.661%	10/31/18	500,000	500,010
Total U.S. Government and Agency Obligations (Cost $13,314,839)					13,314,887
Commercial Paper (25.5%)
Bank Holding Company (0.7%)
3	ABN Amro Funding USA LLC	1.003%	12/16/16	18,000	17,992
3	ABN Amro Funding USA LLC	0.973%	12/19/16	69,750	69,713
3	ABN Amro Funding USA LLC	1.003%	12/20/16	50,000	49,987
3	ABN Amro Funding USA LLC	1.024%	12/22/16	63,500	63,481
3	ABN Amro Funding USA LLC	0.983%	1/3/17	83,750	83,700
3	ABN Amro Funding USA LLC	1.024%	1/4/17	46,250	46,222
3	ABN Amro Funding USA LLC	1.024%	1/6/17	23,500	23,475
					354,570
Finance—Auto (0.6%)
	Toyota Motor Credit Corp.	0.883%	12/8/16	31,000	30,997
	Toyota Motor Credit Corp.	0.873%	12/13/16	27,500	27,496
	Toyota Motor Credit Corp.	0.873%	12/14/16	27,500	27,495
	Toyota Motor Credit Corp.	0.883%	12/19/16	42,000	41,989
	Toyota Motor Credit Corp.	0.883%	12/20/16	24,250	24,244
	Toyota Motor Credit Corp.	0.681%	12/22/16	12,750	12,746
	Toyota Motor Credit Corp.	0.923%	1/10/17	46,500	46,467
	Toyota Motor Credit Corp.	0.913%	1/24/17	15,700	15,685
	Toyota Motor Credit Corp.	1.004%	3/2/17	44,750	44,639
	Toyota Motor Credit Corp.	1.046%	5/8/17	38,300	38,107
					309,865
Foreign Banks (16.0%)
2,3 Australia & New Zealand Banking Group Ltd.		1.156%	1/30/17	128,000	128,035
2,3 Australia & New Zealand Banking Group Ltd.		1.103%	3/6/17	204,000	204,090
3	Australia & New Zealand Banking Group Ltd.	1.167%	3/20/17	76,750	76,472
3	Australia & New Zealand Banking Group Ltd.	1.167%	3/21/17	75,000	74,726
3	Australia & New Zealand Banking Group Ltd.	1.157%	3/23/17	184,400	183,721
2,3 Bank of Nova Scotia		1.153%	1/26/17	100,000	99,995
2,3 Commonwealth Bank of Australia		0.933%	1/9/17	200,000	200,016
2,3 Commonwealth Bank of Australia		1.160%	3/17/17	200,000	200,146
2,3 Commonwealth Bank of Australia		1.212%	6/21/17	92,000	92,100
2,3 Commonwealth Bank of Australia		1.226%	6/30/17	131,500	131,629
2,3 Commonwealth Bank of Australia		1.181%	8/3/17	105,750	105,775
2,3 Commonwealth Bank of Australia		1.286%	9/25/17	64,500	64,590

	Credit Agricole Corporate & Investment Bank
	(New York Branch)	0.310%	12/1/16	962,000	961,990
3	Danske Corp.	0.933%	12/8/16	106,000	105,978
3	Danske Corp.	0.933%	12/9/16	53,000	52,987
3	Danske Corp.	0.953%	12/14/16	100,000	99,980
3	Danske Corp.	0.983%	1/10/17	27,000	26,981
3	DNB Bank ASA	0.853%	2/10/17	174,000	173,699
	ING US Funding LLC	0.933%	12/7/16	250,000	249,980
	ING US Funding LLC	0.942%	12/8/16	106,500	106,489
3	National Australia Bank Ltd.	0.300%	12/1/16	1,200,000	1,199,988
2,3 National Australia Bank Ltd.		1.137%	4/10/17	109,500	109,584
2,3 National Australia Bank Ltd.		0.962%	8/4/17	78,250	78,223
3	Nordea Bank AB	0.858%	1/23/17	200,000	199,738
3	Nordea Bank AB	0.852%	1/27/17	200,000	199,720
3	Nordea Bank AB	0.852%	1/30/17	100,000	99,828
3	Nordea Bank AB	1.207%	3/16/17	250,000	249,335
3	Skandinaviska Enskilda Banken AB	0.863%	1/24/17	249,000	248,669
3	Skandinaviska Enskilda Banken AB	0.984%	2/28/17	79,250	79,053
3	Societe Generale SA	0.430%	12/2/16	505,000	504,990
3	Societe Generale SA	0.430%	12/5/16	450,000	449,973
3	Sumitomo Mitsui Banking Corp.	1.003%	1/3/17	93,100	93,045
3	Sumitomo Mitsui Banking Corp.	1.003%	1/4/17	125,000	124,924
3	Sumitomo Mitsui Banking Corp.	0.872%	1/26/17	198,700	198,503
3	Svenska Handelsbanken AB	1.207%	3/16/17	100,000	99,641
3	Westpac Banking Corp.	0.781%	12/19/16	160,570	160,485
2,3 Westpac Banking Corp.		1.093%	1/27/17	150,000	150,029
2,3 Westpac Banking Corp.		1.135%	3/9/17	80,000	80,040
2,3 Westpac Banking Corp.		1.003%	4/27/17	200,000	199,986
2,3 Westpac Banking Corp.		1.143%	5/26/17	82,750	82,786
					7,947,919
Foreign Governments (2.1%)
3	CDP Financial Inc.	0.983%	1/11/17	31,000	30,963
3	CDP Financial Inc.	1.003%	1/13/17	56,000	55,929
3	CDP Financial Inc.	1.003%	1/17/17	25,000	24,965
3	CDP Financial Inc.	0.801%	1/25/17	12,500	12,484
3	CDP Financial Inc.	1.146%	3/7/17	17,000	16,942
3	CDP Financial Inc.	1.197%–1.238%	3/17/17	30,000	29,885
3	CDP Financial Inc.	1.207%	3/30/17	15,000	14,938
3	CDP Financial Inc.	1.217%–1.228%	4/3/17	39,000	38,831
4	CPPIB Capital Inc.	0.701%	1/6/17	52,750	52,713
4	CPPIB Capital Inc.	0.706%	1/9/17	60,750	60,702
	Export Development Canada	0.701%	2/1/17	15,000	14,983
	Export Development Canada	0.701%	2/2/17	30,250	30,212
3	Ontario Teachers' Finance Trust	1.187%	2/2/17	50,000	49,887
3	Ontario Teachers' Finance Trust	1.228%	5/10/17	7,500	7,456
3	Ontario Teachers' Finance Trust	1.239%	5/19/17	30,400	30,216
4	PSP Capital Inc.	0.842%	1/5/17	39,000	38,966
4	PSP Capital Inc.	0.842%	1/6/17	73,500	73,433
4	PSP Capital Inc.	0.842%	1/9/17	137,000	136,866
4	PSP Capital Inc.	0.862%	1/12/17	67,000	66,930
4	PSP Capital Inc.	0.873%	1/17/17	78,500	78,410
4	PSP Capital Inc.	0.852%	1/23/17	10,000	9,987
4	PSP Capital Inc.	0.842%	1/24/17	24,250	24,217
4	PSP Capital Inc.	0.852%	1/26/17	32,000	31,955
4	PSP Capital Inc.	0.842%	1/30/17	45,000	44,933
4	PSP Capital Inc.	0.822%	1/31/17	12,750	12,731
4	PSP Capital Inc.	0.822%	2/1/17	20,750	20,719

PSP Capital Inc.	0.802%	2/3/17	18,500	18,472
4 PSP Capital Inc.	0.862%	2/22/17	7,750	7,734
				1,036,459
Foreign Industrial (2.3%)
Nestle Finance International Ltd.	0.782%	1/13/17	195,500	195,308
Nestle Finance International Ltd.	0.843%	2/21/17	195,750	195,466
3 Siemens Capital Co. LLC	0.691%	12/28/16	137,200	137,121
3 Total Capital Canada Ltd.	0.400%	12/1/16	160,000	159,998
3 Total Capital Canada Ltd.	0.701%	12/14/16	300,000	299,922
3 Total Capital Canada Ltd.	0.691%	12/19/16	72,000	71,974
Toyota Credit Canada Inc.	0.905%	12/9/16	45,000	44,990
3 Unilever Capital Corp.	0.330%	12/1/16	35,000	35,000
				1,139,779
Industrial (3.8%)
Caterpillar Financial Services Corp.	0.530%	12/5/16	44,000	43,998
3 Colgate-Palmolive Co.	0.310%–0.320%	12/1/16	282,000	281,997
3 Emerson Electric Co.	0.440%	12/2/16	80,000	79,999
3 Emerson Electric Co.	0.440%	12/5/16	40,000	39,998
Exxon Mobil Corp.	0.340%–0.345%	12/5/16	245,000	244,990
GE Capital Treasury Services US LLC	0.360%	12/5/16	200,000	199,992
General Electric Co.	0.360%	12/5/16	200,000	199,992
General Electric Co.	0.350%	12/7/16	63,750	63,745
3 Henkel of America Inc.	0.731%	12/6/16	17,000	16,999
3 Henkel of America Inc.	0.761%	1/3/17	15,500	15,488
3 Microsoft Corp.	0.852%	3/6/17	279,250	278,530
3 Microsoft Corp.	0.882%	3/13/17	200,000	199,478
3 Novartis Finance Corp.	0.390%	12/7/16	35,500	35,497
3 Wal-Mart Stores, Inc.	0.340%–0.370%	12/5/16	182,000	181,993
				1,882,696
Total Commercial Paper (Cost $12,670,335)				12,671,288
Certificates of Deposit (37.2%)
Domestic Banks (6.1%)
Citibank NA	0.780%	2/1/17	492,750	492,745
2 HSBC Bank USA NA	1.133%	2/1/17	261,000	261,057
2 HSBC Bank USA NA	1.133%	3/6/17	146,250	146,298
2 HSBC Bank USA NA	1.140%	4/3/17	107,000	107,050
2 HSBC Bank USA NA	1.162%	4/19/17	99,000	99,047
2 HSBC Bank USA NA	1.140%	5/3/17	123,000	123,066
2 HSBC Bank USA NA	1.142%	5/4/17	52,250	52,279
2 HSBC Bank USA NA	1.000%	6/5/17	78,250	78,245
2 JPMorgan Chase Bank NA	1.112%	4/21/17	19,500	19,497
2 JPMorgan Chase Bank NA	1.084%	5/2/17	27,500	27,497
2 State Street Bank & Trust Co.	0.984%	5/25/17	490,000	489,941
2 Wells Fargo Bank NA	1.044%	2/1/17	40,000	40,008
Wells Fargo Bank NA	1.060%	2/1/17	161,000	161,143
2 Wells Fargo Bank NA	1.116%	3/22/17	450,000	450,180
2 Wells Fargo Bank NA	1.062%	4/25/17	275,000	275,058
2 Wells Fargo Bank NA	1.076%	5/2/17	125,000	125,014
2 Wells Fargo Bank NA	0.990%	5/4/17	70,000	70,005
				3,018,130
Yankee Certificates of Deposit (31.1%)
Australia & New Zealand Banking Group Ltd.
(New York Branch)	0.950%	2/1/17	30,000	30,008
Australia & New Zealand Banking Group Ltd.
(New York Branch)	0.950%	2/1/17	24,000	24,006
Bank of Montreal (Chicago Branch)	0.900%	12/21/16	125,000	125,018

2 Bank of Montreal (Chicago Branch)	0.930%	1/3/17	250,000	250,017
Bank of Montreal (Chicago Branch)	0.990%	1/19/17	228,000	228,100
Bank of Montreal (Chicago Branch)	0.990%	1/20/17	151,000	151,065
2 Bank of Montreal (Chicago Branch)	1.153%	1/27/17	100,000	100,037
Bank of Montreal (Chicago Branch)	1.100%	2/2/17	35,500	35,528
2 Bank of Montreal (Chicago Branch)	1.123%	3/7/17	188,500	188,624
2 Bank of Nova Scotia (Houston Branch)	0.923%	1/5/17	150,000	149,994
2 Bank of Nova Scotia (Houston Branch)	1.132%	2/16/17	150,000	149,985
2 Bank of Nova Scotia (Houston Branch)	1.150%	3/3/17	125,000	124,991
2 Bank of Nova Scotia (Houston Branch)	1.143%	3/6/17	150,000	149,985
2 Bank of Nova Scotia (Houston Branch)	1.108%	3/14/17	150,000	149,982
2 Bank of Nova Scotia (Houston Branch)	1.062%	4/4/17	300,000	299,964
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.450%	12/2/16	86,000	86,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.950%	12/16/16	120,000	120,023
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.020%	1/18/17	250,000	250,107
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.000%	1/24/17	105,000	105,042
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.020%	2/6/17	250,000	250,092
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.020%	2/27/17	150,000	150,054
BNP Paribas SA (New York Branch)	0.440%	12/6/16	445,000	445,000
BNP Paribas SA (New York Branch)	0.420%	12/7/16	539,000	539,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.400%	12/6/16	200,000	200,000
2 Canadian Imperial Bank of Commerce (New
York Branch)	0.933%	1/5/17	200,000	200,020
2 Canadian Imperial Bank of Commerce (New
York Branch)	1.150%	2/17/17	175,000	175,096
2 Canadian Imperial Bank of Commerce (New
York Branch)	1.108%	3/14/17	75,000	75,047
2 Canadian Imperial Bank of Commerce (New
York Branch)	1.022%	4/4/17	300,000	300,132
2 Canadian Imperial Bank of Commerce (New
York Branch)	0.923%	5/3/17	45,000	45,003
2 Canadian Imperial Bank of Commerce (New
York Branch)	0.977%	5/30/17	200,000	199,978
Credit Industriel et Commercial (New York
Branch)	0.430%	12/5/16	120,000	120,000
Credit Industriel et Commercial (New York
Branch)	0.430%	12/6/16	820,000	820,000
Credit Suisse AG (New York Branch)	0.950%	12/5/16	134,250	134,251
Credit Suisse AG (New York Branch)	0.940%	12/9/16	244,000	244,012
DNB Bank ASA (New York Branch)	0.420%	12/7/16	530,000	530,000
DNB Bank ASA (New York Branch)	0.870%	1/19/17	495,000	495,119
Natixis (New York Branch)	0.430%	12/5/16	525,000	525,000
Natixis (New York Branch)	0.440%	12/6/16	415,000	415,000
Nordea Bank Finland plc (New York Branch)	0.410%	12/7/16	324,000	324,000
2 Nordea Bank Finland plc (New York Branch)	1.083%	3/1/17	250,000	249,998
2 Nordea Bank Finland plc (New York Branch)	1.085%	3/8/17	150,000	149,993
2 Royal Bank of Canada (New York Branch)	0.923%	1/5/17	250,000	250,005
2 Royal Bank of Canada (New York Branch)	1.118%	1/23/17	200,000	199,974
2 Royal Bank of Canada (New York Branch)	0.933%	2/1/17	250,000	250,007
2 Royal Bank of Canada (New York Branch)	1.150%	2/17/17	150,000	150,066
2 Royal Bank of Canada (New York Branch)	1.060%	4/3/17	250,000	250,100

Skandinaviska Enskilda Banken AB (New York
Branch)	0.410%	12/6/16	490,000	490,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.410%	12/7/16	300,000	300,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.980%	2/28/17	80,500	80,520
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.050%	1/17/17	100,000	100,047
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.060%	1/17/17	22,500	22,511
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.030%	1/27/17	193,000	193,081
2 Svenska HandelsBanken (New York Branch)	1.020%	1/17/17	175,000	174,988
2 Svenska HandelsBanken (New York Branch)	1.153%	1/27/17	150,000	149,993
2 Svenska HandelsBanken (New York Branch)	1.122%	2/16/17	225,000	224,978
Svenska HandelsBanken (New York Branch)	0.980%	3/2/17	100,000	100,017
2 Svenska HandelsBanken (New York Branch)	1.098%	3/14/17	100,000	99,988
2 Svenska HandelsBanken (New York Branch)	0.953%	5/2/17	145,000	144,993
2 Svenska HandelsBanken (New York Branch)	1.072%	5/4/17	200,000	199,972
2 Svenska HandelsBanken (New York Branch)	1.073%	5/26/17	125,000	124,990
Swedbank AB (New York Branch)	0.420%	12/2/16	210,000	210,000
Swedbank AB (New York Branch)	0.410%	12/6/16	300,000	300,000
2 Swedbank AB (New York Branch)	1.132%	2/16/17	400,000	400,200
Swedbank AB (New York Branch)	0.840%	2/21/17	250,000	250,003
2 Swedbank AB (New York Branch)	0.902%	5/22/17	250,000	249,968
2 Toronto Dominion Bank (New York Branch)	0.955%	12/19/16	91,000	90,995
2 Toronto Dominion Bank (New York Branch)	0.968%	12/23/16	200,000	199,990
2 Toronto Dominion Bank (New York Branch)	1.116%	1/30/17	250,000	250,025
Toronto Dominion Bank (New York Branch)	1.110%	2/2/17	214,000	214,190
2 Toronto Dominion Bank (New York Branch)	1.192%	3/21/17	175,000	175,032
2 Westpac Banking Corp. (New York Branch)	1.283%	9/28/17	68,500	68,659
2 Westpac Banking Corp. (New York Branch)	1.286%	9/29/17	198,000	198,461
				15,419,024
Total Certificates of Deposit (Cost $18,434,364)				18,437,154
Other Notes (1.2%)
Bank of America NA	0.890%	12/9/16	63,000	63,008
Bank of America NA	0.950%	1/4/17	67,000	67,032
Bank of America NA	0.950%	1/11/17	245,000	245,142
Bank of America NA	0.920%	2/1/17	87,750	87,814
Bank of America NA	0.920%	2/23/17	60,800	60,861
Bank of America NA	0.890%	3/1/17	78,250	78,319
Total Other Notes (Cost $601,800)				602,176
Repurchase Agreement (10.3%)
Federal Reserve Bank of New York
(Dated 11/30/16, Repurchase Value
$5,092,035,000 collateralized by U.S.
Treasury Note/Bond 0.875%-2.750%,
7/30/19-11/15/42, with a value of
$5,092,035,000) (Cost $5,092,000)	0.250%	12/1/16	5,092,000	5,092,000
Tax-Exempt Municipal Bonds (2.0%)
5 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.550%	12/7/16	25,000	25,000
5 Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.580%	12/7/16	12,000	12,000
5 Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	0.580%	12/7/16	12,200	12,200

Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.500%	12/7/16	28,500	28,500
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.500%	12/7/16	35,000	35,000
5 California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.550%	12/7/16	4,500	4,500
5 California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.550%	12/7/16	6,800	6,800
5 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.520%	12/7/16	7,400	7,400
5 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)	0.570%	12/7/16	6,500	6,500
5 Clark County NV Airport Improvement
Revenue VRDO	0.570%	12/7/16	10,000	10,000
5 Clark County NV Airport Improvement
Revenue VRDO	0.590%	12/7/16	33,500	33,500
5 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven
Hospital Inc.) VRDO	0.570%	12/7/16	9,500	9,500
Curators of the University of Missouri System
Facilities Revenue VRDO	0.520%	12/7/16	82,285	82,285
5 East Baton Rouge Parish LA Sales Tax
Revenue VRDO	0.570%	12/7/16	18,365	18,365
5 Emmaus PA General Authority Revenue
VRDO	0.580%	12/7/16	5,300	5,300
5 Greenville County SC Hospital System
Revenue VRDO	0.560%	12/7/16	8,250	8,250
5 Illinois Educational Facilities Authority
Revenue (University of Chicago) VRDO	0.550%	12/1/16	7,200	7,200
5 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.560%	12/7/16	7,500	7,500
5 Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.530%	12/7/16	12,900	12,900
5 Illinois Finance Authority Revenue (North Park
University) VRDO	0.570%	12/7/16	7,000	7,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.510%	12/7/16	7,000	7,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.570%	12/7/16	9,250	9,250
5 Illinois Finance Authority Revenue (University
of Chicago Medical Center) VRDO	0.550%	12/1/16	14,400	14,400
5 Illinois Toll Highway Authority Revenue VRDO	0.540%	12/7/16	15,000	15,000
5 Indiana Finance Auth. Hosp. Rev. (Parkview
Health) VRDO	0.570%	12/7/16	6,200	6,200
5 Jacksonville FL Capital Project Revenue
VRDO	0.540%	12/7/16	13,250	13,250
5 Livermore CA COP VRDO	0.510%	12/7/16	10,100	10,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.530%	12/7/16	10,000	10,000
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.570%	12/7/16	7,000	7,000

5	Maine Health & Higher Educational Facilities
	Authority Revenue (Bowdoin College)
	VRDO	0.520%	12/7/16	4,500	4,500
	Maryland Economic Development Corp.
	Revenue (Howard Hughes Medical
	Institute) VRDO	0.530%	12/7/16	14,250	14,250
	Massachusetts Health & Educ. Fac. Auth.
	Rev. (Partners Healthcare System) VRDO	0.520%	12/7/16	6,200	6,200
5	Massachusetts Health & Educational Facilities
	Authority Revenue VRDO	0.530%	12/1/16	6,100	6,100
5	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St.
	Louis University) VRDO	0.540%	12/1/16	6,250	6,250
5	Monroe County GA Development Authority
	Pollution Control Revenue (Oglethorpe
	Power Co.) VRDO	0.550%	12/7/16	14,700	14,700
5	New York City NY GO VRDO	0.570%	12/7/16	47,450	47,450
5	New York City NY Housing Finance Agency
	Service Contract Revenue VRDO	0.530%	12/7/16	5,000	5,000
5	New York Metropolitan Transportation
	Authority Revenue VRDO	0.520%	12/7/16	5,500	5,500
5	New York Metropolitan Transportation
	Authority Revenue VRDO	0.550%	12/7/16	3,900	3,900
5	New York State Dormitory Authority Revenue
	(City University System) VRDO	0.530%	12/7/16	41,500	41,500
	New York State Dormitory Authority Revenue
	(Columbia University) VRDO	0.520%	12/7/16	5,000	5,000
5	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.550%	12/7/16	7,500	7,500
5	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	0.550%	12/7/16	5,000	5,000
5	New York State Housing Finance Agency
	Housing Revenue (10 Liberty Street) VRDO	0.440%	12/7/16	15,700	15,700
5	New York State Housing Finance Agency
	Housing Revenue (625 W 57th St) VRDO	0.570%	12/7/16	20,500	20,500
5	New York State Housing Finance Agency
	Housing Revenue (900 8th Avenue) VRDO	0.570%	12/7/16	8,000	8,000
5	New York State Housing Finance Agency
	Housing Revenue (East 92nd Street) VRDO	0.540%	12/7/16	12,250	12,250
5	New York State Housing Finance Agency
	Housing Revenue (Riverside Center 2)
	VRDO	0.570%	12/7/16	10,750	10,750
5	New York State Housing Finance Agency
	Revenue (Service Contract) VRDO	0.530%	12/7/16	7,000	7,000
5,6 North Broward FL Hospital District Revenue
	VRDO	0.550%	12/7/16	16,750	16,750
5	North Texas Tollway Authority System
	Revenue VRDO	0.570%	12/7/16	31,250	31,250
	Ohio Infrastructure Improvement GO VRDO	0.560%	12/7/16	6,400	6,400
5	Olathe KS Health Facilities Revenue (Olathe
	Medical Center) VRDO	0.590%	12/1/16	5,000	5,000
5	Onondaga County NY Trust For Cultural
	Resources Revenue (Syracuse University
	Project) VRDO	0.580%	12/7/16	7,000	7,000
5	Orange County CA Water District COP VRDO	0.540%	12/7/16	18,000	18,000
5	Pasadena CA COP VRDO	0.530%	12/7/16	10,700	10,700

5	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(Rhode Island School of Design) VRDO	0.540%	12/7/16	7,700	7,700
5	Riverside CA COP VRDO	0.510%	12/7/16	36,080	36,080
5	San Francisco CA City & County International
	Airport Revenue VRDO	0.560%	12/7/16	18,000	18,000
5	Southern California Public Power Authority
	Revenue (Magnolia Power Project) VRDO	0.530%	12/7/16	12,000	12,000
5	St. Joseph MO Industrial Development
	Authority Health Facilities Revenue
	(Heartland Regional Medical Center) VRDO	0.530%	12/1/16	3,750	3,750
5	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.530%	12/7/16	11,500	11,500
	University of Texas Permanent University
	Fund Revenue VRDO	0.510%	12/7/16	23,750	23,750
	University of Texas Permanent University
	Fund Revenue VRDO	0.540%	12/7/16	42,000	42,000
5	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project) VRDO	0.540%	12/7/16	4,000	4,000
5	Vermont Educational & Health Buildings
	Financing Agency Revenue (Norwich
	University Project) VRDO	0.540%	12/7/16	12,250	12,250
5	Washington County PA Hospital Authority
	Revenue (Washington Hospital Project)
	VRDO	0.530%	12/1/16	6,500	6,500
5	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care
	Inc.) VRDO	0.530%	12/7/16	37,000	37,000
Total Tax-Exempt Municipal Bonds (Cost $988,580)					988,580
Corporate Bonds (0.2%)
Industrial (0.2%)
2	Toyota Motor Credit Corp. (Cost $100,000)	1.212%	4/24/17	100,000	100,066
Taxable Municipal Bonds (0.8%)
4,5 BlackRock Municipal Bond Trust TOB VRDO		0.600%	12/1/16	15,110	15,110
4,5 BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.600%	12/1/16	9,915	9,915
4,5 BlackRock Municipal Income Trust II TOB
	VRDO	0.600%	12/1/16	38,900	38,900
4,5 BlackRock Municipal Income Trust TOB
	VRDO	0.600%	12/1/16	54,000	54,000
4,5 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.600%	12/1/16	12,635	12,635
4,5 BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.600%	12/1/16	22,990	22,990
4,5 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.600%	12/1/16	25,500	25,500
4,5 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.600%	12/1/16	10,955	10,955
4,5 BlackRock MuniVest Fund II, Inc. TOB VRDO		0.600%	12/1/16	30,950	30,950
4,5 BlackRock MuniVest Fund, Inc. TOB VRDO		0.600%	12/1/16	46,000	46,000
4,5 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.600%	12/1/16	13,360	13,360
4,5 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.600%	12/1/16	32,000	32,000
4,5 BlackRock Strategic Municipal Trust TOB
	VRDO	0.600%	12/1/16	4,855	4,855

5 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.560%	12/7/16	7,500	7,500
4 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.650%	12/7/16	2,855	2,855
4 Massachusetts Transportation Fund Revenue
TOB VRDO	0.650%	12/7/16	2,800	2,800
5 New York State Housing Finance Agency
Housing Revenue VRDO	0.580%	12/7/16	37,000	37,000
5 New York State Housing Finance Agency
Housing Revenue VRDO	0.580%	12/7/16	13,000	13,000
4 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.650%	12/7/16	3,500	3,500
University of Texas System Revenue
Financing System Revenue VRDO	0.510%	12/7/16	7,000	7,000
Total Taxable Municipal Bonds (Cost $390,825)				390,825
Total Investments (104.0%) (Cost $51,592,743)				51,596,976
Other Assets and Liabilities-Net (-4.0%)				(2,002,395)
Net Assets (100%)				49,594,581

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.
3 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2016, the aggregate value of these securities was $9,130,520,000, representing 18.4% of net assets.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $986,621,000, representing 2.0% of net assets.
5 Scheduled principal and interest payments are guaranteed by bank letter of credit.
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties.
Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on
Level 2 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $51,592,743,000. Net unrealized depreciation of investment securities for tax purposes was $4,233,000, consisting of unrealized gains of $5,963,000 on securities that had risen in value since their purchase and $1,730,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.9%)
Alabama (0.6%)
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.570%	12/7/16 LOC	14,600	14,600

Arizona (0.8%)
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.620%	12/7/16	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.670%	12/7/16	4,000	4,000
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	0.650%	12/7/16	7,350	7,350
				20,340
California (2.9%)
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.520%	12/1/16 LOC	22,800	22,800
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.540%	12/7/16 LOC	4,365	4,365
Los Angeles CA TRAN	3.000%	6/29/17	23,500	23,792
Los Angeles County CA TRAN	3.000%	6/30/17	15,000	15,187
Orange County CA Improvement Bonds
Revenue VRDO	0.560%	12/7/16 LOC	5,100	5,100
				71,244
Colorado (2.8%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.540%	12/1/16 LOC	3,930	3,930
Colorado General Fund Revenue	2.000%	6/27/17	9,000	9,057
Colorado General Fund Revenue	3.000%	6/27/17	17,000	17,214
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.580%	12/7/16	5,700	5,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.570%	12/7/16	8,300	8,300
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.550%	12/7/16	9,760	9,760
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.580%	12/7/16	5,975	5,975
Holland Creek CO Metropolitan District Revenue
VRDO	0.560%	12/7/16 LOC	7,425	7,425
				67,361
Connecticut (2.1%)
1 Connecticut GO TOB VRDO	0.580%	12/1/16	10,700	10,700
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.580%	12/7/16	16,925	16,925

1 Connecticut Health and Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.580%	12/1/16	5,950	5,950
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	17,500	17,500
				51,075
Delaware (0.1%)
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.560%	12/7/16 LOC	3,000	3,000

District of Columbia (3.2%)
District of Columbia Revenue (MedStar Health,
Inc.) VRDO	0.550%	12/1/16 LOC	25,400	25,400
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.550%	12/7/16 LOC	6,790	6,790
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.580%	12/7/16	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.580%	12/7/16	8,965	8,965
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.580%	12/1/16 LOC	29,760	29,760
				76,850
Florida (2.1%)
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.600%	12/7/16	9,985	9,985
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
1 Jacksonville FL Special Revenue TOB VRDO	0.580%	12/7/16	3,900	3,900
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.580%	12/7/16	4,700	4,700
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.670%	12/7/16	11,405	11,405
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.560%	12/7/16 LOC	4,800	4,800
1 Orange County FL School Board COP TOB
VRDO	0.650%	12/7/16	7,500	7,500
1 Orange County FL School Board COP TOB
VRDO	0.650%	12/7/16	3,750	3,750
				51,040
Georgia (2.5%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.580%	12/7/16	8,015	8,015
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.560%	12/7/16 LOC	7,100	7,100
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.580%	12/7/16	11,415	11,415
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.600%	12/7/16	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.530%	12/7/16	29,250	29,250
				59,780

Illinois (5.4%)
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.630%	1/23/17 LOC	28,954	28,954
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.550%	12/7/16	23,534	23,534
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.550%	12/7/16 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.550%	12/7/16 LOC	12,600	12,600
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.540%	12/1/16	5,100	5,100
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.540%	12/1/16	22,400	22,400
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.550%	12/7/16	29,330	29,330
				131,918
Indiana (2.2%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.560%	12/7/16 LOC	12,285	12,285
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.580%	12/7/16 LOC	1,200	1,200
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.540%	12/7/16 LOC	12,000	12,000
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.550%	12/7/16 LOC	21,900	21,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.570%	12/7/16	5,825	5,825
				53,210
Kentucky (0.6%)
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	0.540%	12/1/16 LOC	13,965	13,965

Louisiana (0.2%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.550%	12/7/16 LOC	5,405	5,405

Maryland (0.5%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.570%	12/7/16 LOC	6,800	6,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.670%	12/7/16	5,000	5,000
				11,800
Massachusetts (2.3%)
Massachusetts GO	2.000%	5/22/17	17,000	17,093
Massachusetts GO	2.000%	6/26/17	13,000	13,084
1 Massachusetts GO TOB VRDO	0.580%	12/1/16 LOC	4,100	4,100
1 Massachusetts GO TOB VRDO	0.580%	12/1/16 LOC	20,600	20,600
				54,877
Michigan (1.5%)
Green Lake Township MI Economic
Development Corp.Revenue (Interlochen
Center for the Arts Project) VRDO	0.540%	12/1/16 LOC	19,700	19,700

1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.580%	12/7/16 LOC	16,500	16,500
				36,200
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.580%	12/7/16 LOC	6,900	6,900

Mississippi (1.4%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.550%	12/1/16	9,795	9,795
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.550%	12/1/16	3,400	3,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.550%	12/1/16	7,000	7,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.550%	12/1/16	6,800	6,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.550%	12/1/16	6,300	6,300
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.560%	12/7/16	1,725	1,725
				35,020
Missouri (1.1%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.540%	12/1/16	13,870	13,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.560%	12/7/16	8,120	8,120
Nodaway County MO Industrial Development
Authority Educational Facilities Revenue
(Northwest Foundation Inc.) VRDO	0.540%	12/7/16 LOC	5,015	5,015
				27,005
Multiple States (5.6%)
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.660%	12/7/16 LOC	32,000	32,000
1 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	15,000	15,000
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.640%	12/7/16 LOC	27,500	27,500
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.660%	12/7/16	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.660%	12/7/16	31,500	31,500
				137,500

Nebraska (2.7%)
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.550%	12/7/16	66,535	66,535

New Jersey (3.8%)
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.160%	12/1/16	200	200
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.530%	12/7/16 LOC	2,200	2,200
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.570%	12/7/16 LOC	2,000	2,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.600%	12/1/16 LOC	22,100	22,100
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.550%	12/7/16 LOC	6,900	6,900
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.570%	12/7/16 LOC	3,600	3,600
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.520%	12/7/16 LOC	27,300	27,300
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.590%	12/7/16	1,000	1,000
Rutgers State University New Jersey Revenue
VRDO	0.420%	12/1/16	900	900
Rutgers State University New Jersey Revenue
VRDO	0.430%	12/1/16	26,200	26,200
				92,400
New Mexico (2.0%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.530%	12/7/16 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.570%	12/7/16	5,400	5,400
				48,400
New York (21.7%)
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.590%	12/7/16 LOC	2,425	2,425
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.540%	12/7/16	10,625	10,625
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.560%	12/7/16	34,000	34,000
New York City NY GO VRDO	0.540%	12/1/16 LOC	9,395	9,395
New York City NY GO VRDO	0.570%	12/1/16 LOC	19,775	19,775
New York City NY GO VRDO	0.570%	12/1/16 LOC	5,400	5,400
New York City NY GO VRDO	0.540%	12/7/16 LOC	3,700	3,700
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.560%	12/7/16 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.560%	12/7/16 LOC	14,530	14,530

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.570%	12/7/16	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.570%	12/7/16 LOC	25,000	25,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.570%	12/7/16 LOC	11,600	11,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.550%	12/1/16	29,650	29,650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	12/1/16	9,125	9,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	12/1/16	8,120	8,120
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.610%	12/1/16	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.570%	12/7/16	6,500	6,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.590%	12/7/16	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.550%	12/1/16	18,400	18,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	12/1/16	10,000	10,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.570%	12/1/16	3,725	3,725
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.550%	12/7/16 LOC	5,550	5,550
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.570%	12/1/16 LOC	20,535	20,535
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.550%	12/7/16 LOC	15,800	15,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.550%	12/1/16 LOC	12,105	12,105
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	12/1/16 LOC	5,200	5,200
New York Metropolitan Transportation Authority
Revenue VRDO	0.540%	12/7/16 LOC	2,100	2,100
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.580%	12/7/16	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.560%	12/7/16 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.570%	12/7/16 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.560%	12/7/16 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.560%	12/7/16	10,000	10,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.560%	12/7/16 LOC	19,780	19,780
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	20,000	20,000

1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	34,200	34,200
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	12/7/16 LOC	24,500	24,500
Port Authority of New York & New Jersey
Revenue CP	0.840%	12/8/16	7,890	7,890
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.580%	12/7/16	7,775	7,775
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.590%	12/7/16	15,190	15,190
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.580%	12/7/16 LOC	6,075	6,075
				528,780
North Carolina (1.3%)
Charlotte NC Airport Revenue VRDO	0.540%	12/7/16 LOC	6,950	6,950
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.610%	12/7/16 LOC	2,785	2,785
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.560%	12/7/16 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.530%	12/7/16 LOC	5,470	5,470
				32,445
Ohio (7.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.600%	12/1/16 LOC	1,200	1,200
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.550%	12/7/16	8,000	8,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.550%	12/7/16	1,650	1,650
Columbus OH GO VRDO	0.520%	12/7/16	10,815	10,815
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.550%	12/7/16 LOC	12,155	12,155
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.550%	12/7/16 LOC	6,310	6,310
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.550%	12/7/16 LOC	15,120	15,120
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.550%	12/7/16 LOC	1,755	1,755
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.550%	12/7/16	9,785	9,785
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.560%	12/7/16 LOC	7,000	7,000
Ohio Air Quality Development Authority
Revenue (TimkenSteel Project) VRDO	0.560%	12/7/16 LOC	8,800	8,800
Ohio Common Schools GO VRDO	0.520%	12/7/16	9,935	9,935
Ohio Common Schools GO VRDO	0.560%	12/7/16	15,445	15,445
Ohio GO VRDO	0.560%	12/7/16	1,575	1,575
Ohio GO VRDO	0.560%	12/7/16	19,140	19,140
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.540%	12/1/16	13,550	13,550

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.580%	12/7/16	10,400	10,400
Ohio State University General Receipts
Revenue VRDO	0.540%	12/7/16	22,235	22,235
Ohio State University General Receipts
Revenue VRDO	0.540%	12/7/16	7,500	7,500
				182,370
Oregon (1.0%)
Oregon GO (Veterans Welfare) VRDO	0.570%	12/7/16	6,085	6,085
Oregon TAN	2.000%	6/30/17	17,500	17,616
				23,701
Pennsylvania (6.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.530%	12/1/16	17,900	17,900
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.600%	12/1/16	14,000	14,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.570%	12/7/16	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.570%	12/7/16	17,900	17,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.570%	12/7/16	10,300	10,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.520%	12/7/16 LOC	30,810	30,810
Emmaus PA General Authority Revenue VRDO	0.550%	12/7/16 LOC	28,480	28,480
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.490%	12/1/16	4,015	4,015
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.490%	12/1/16	6,300	6,300
Montgomery County PA GO VRDO	0.510%	12/1/16	5,700	5,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.530%	12/1/16	11,700	11,700
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.550%	12/7/16 LOC	4,500	4,500
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.550%	12/7/16	2,250	2,250
				163,755
Texas (4.0%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.580%	12/1/16	4,795	4,795
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.580%	12/7/16	11,705	11,705
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.550%	12/1/16	32,200	32,200
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.550%	12/1/16	21,660	21,660
Houston TX Utility System Revenue VRDO	0.570%	12/7/16 LOC	5,125	5,125

1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.580%	12/7/16	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.570%	12/7/16 LOC	5,750	5,750
Texas Transportation Commission Mobility Fund
GO VRDO	0.580%	12/7/16	6,400	6,400
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.570%	12/7/16 LOC	5,000	5,000
				97,635
Utah (1.1%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.580%	12/7/16 LOC	13,470	13,470
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.540%	12/1/16	885	885
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project) VRDO	0.540%	12/7/16 LOC	11,970	11,970
				26,325
Vermont (0.2%)
Vermont Housing Finance Agency Revenue
VRDO	0.600%	12/7/16	3,735	3,735

Virginia (0.2%)
1 University of Virginia Revenue TOB VRDO	0.580%	12/7/16	4,515	4,515

Washington (1.7%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.570%	12/7/16	6,845	6,845
1 King County WA Sewer Revenue TOB VRDO	0.580%	12/7/16	6,950	6,950
1 Seattle WA Water System Revenue TOB VRDO	0.570%	12/7/16	5,060	5,060
1 Washington GO TOB VRDO	0.580%	12/7/16	17,785	17,785
1 Washington GO TOB VRDO	0.580%	12/7/16	5,030	5,030
				41,670
West Virginia (0.6%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.540%	12/7/16 LOC	15,795	15,795

Wisconsin (3.2%)
Madison WI Metropolitan School District
Revenue	2.000%	9/7/17	15,000	15,113
Wisconsin GO (Extendible) CP	1.010%	7/2/17	30,589	30,590
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.580%	12/7/16	13,500	13,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.580%	12/1/16 LOC	19,110	19,110
				78,313
Total Investments (95.9%) (Cost $2,335,595)				2,335,464
Other Assets and Liabilities-Net (4.1%)				100,968
Net Assets (100%)				2,436,432

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $560,315,000, representing 23.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined based on
Level 2 inputs.

C. At November 30, 2016, the cost of investment securities for tax purposes was $2,335,595,000. Net unrealized depreciation of investment securities for tax purposes was $131,000, consisting of unrealized gains of $1,000 on securities that had risen in value since their purchase and $132,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

/s/ F. WILLIAM MCNABB III*
By:	F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017
VANGUARD CMT FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.